Fair Values of Credit Substitutes by Type of Instrument (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 1,862,550.9	$ 28,114.0	₨ 1,489,085.4
Fair Value	1,878,684.4	28,357.5	1,504,412.8
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,841,714.5		1,463,503.0
Fair Value	1,857,625.1	28,039.7	1,478,411.7
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	297,154.7	4,485.4	194,992.4
Fair Value	297,241.0	$ 4,486.7	195,058.9
Debt securities, other than asset and mortgage-backed securities | Debentures | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	39,028.0		14,631.2
Fair Value	39,234.6		14,860.3
Debt securities, other than asset and mortgage-backed securities | Commercial paper | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	258,126.7		180,361.2
Fair Value	₨ 258,006.4		₨ 180,198.6